Note 22 SSL IPO (Notes)	12 Months Ended
Dec. 31, 2014
IPO of SSL [Abstract]
SSL IPO Disclosure [Text Block]
22. INITIAL PUBLIC OFFERING OF SUNEDISON SEMICONDUCTOR LIMITED
Initial Public Offering and Related Transactions
On May 28, 2014, we completed the underwritten initial public offering of 8,280,000 ordinary shares of SSL, our Semiconductor Materials business, at a price to the public of $13.00 per share. All of the shares in the offering were sold by SSL, including 1,080,000 ordinary shares sold to the underwriters pursuant to the underwriters’ exercise in full of their option to purchase additional shares. SSL received net proceeds of approximately $98.0 million, after deducting underwriting discounts and commissions and related offering costs of $9.4 million. The shares of SSL began trading on the NASDAQ Global Select Market on May 22, 2014 under the ticker symbol “SEMI.”
Private Placements and Related Transactions
Concurrently with the SSL IPO, SFC and Samsung Electronics Co., Ltd. ("SECL") purchased $93.6 million and $31.5 million, respectively, of SSL’s ordinary shares in separate private placements at $13.00 per share, resulting in the issuance of 9,625,578 ordinary shares. As discussed in Note 3, SFC is our partner in SMP. SECL is one of SSL’s customers and the owner of a noncontrolling interest in MEMC Korea Company ("MKC"), a consolidated subsidiary. As consideration for the issuance of the ordinary shares, (i) SFC made an aggregate cash investment in SSL of $93.6 million, resulting in net proceeds of $87.3 million to SSL after deducting private placement commissions, and (ii) SECL transferred to SSL its 20% interest in MKC, at which time SSL obtained a 100% interest in MKC.
Additionally, on May 28, 2014, we acquired from SFC an approximate 35% interest in SMP for a cash purchase price of 144 billion South Korean won (approximately $140.7 million). Prior to the completion of the Semiconductor IPO, SunEdison contributed this approximate 35% interest in SMP to SSL. As a result, on a consolidated basis, we own an approximate 85% interest in SMP, and thus SMP's results are included in our consolidated financial statements from May 28, 2014 onwards.
Capital Structure
Upon completion of the SSL IPO and the foregoing transactions, we owned ordinary shares representing 56.8% of SSL’s outstanding ordinary shares, the Samsung entities owned ordinary shares representing 23.1% of SSL’s outstanding ordinary shares and purchasers of SSL’s shares in the SSL IPO owned ordinary shares representing 20% of SSL’s outstanding ordinary shares. SSL continued to be a consolidated entity through December 31, 2014, with a noncontrolling interest reported from May 28, 2014 onwards.
INITIAL PUBLIC OFFERING OF SUNEDISON SEMICONDUCTOR LIMITED
Initial Public Offering and Related Transactions
On May 28, 2014, we completed the underwritten initial public offering of 8,280,000 ordinary shares of SSL, our Semiconductor Materials business, at a price to the public of $13.00 per share. All of the shares in the offering were sold by SSL, including 1,080,000 ordinary shares sold to the underwriters pursuant to the underwriters’ exercise in full of their option to purchase additional shares. SSL received net proceeds of approximately $98.0 million, after deducting underwriting discounts and commissions and related offering costs of $9.4 million. The shares of SSL began trading on the NASDAQ Global Select Market on May 22, 2014 under the ticker symbol “SEMI.”
Private Placements and Related Transactions
Concurrently with the SSL IPO, SFC and Samsung Electronics Co., Ltd. ("SECL") purchased $93.6 million and $31.5 million, respectively, of SSL’s ordinary shares in separate private placements at $13.00 per share, resulting in the issuance of 9,625,578 ordinary shares. As discussed in Note 3, SFC is our partner in SMP. SECL is one of SSL’s customers and the owner of a noncontrolling interest in MEMC Korea Company ("MKC"), a consolidated subsidiary. As consideration for the issuance of the ordinary shares, (i) SFC made an aggregate cash investment in SSL of $93.6 million, resulting in net proceeds of $87.3 million to SSL after deducting private placement commissions, and (ii) SECL transferred to SSL its 20% interest in MKC, at which time SSL obtained a 100% interest in MKC.
Additionally, on May 28, 2014, we acquired from SFC an approximate 35% interest in SMP for a cash purchase price of 144 billion South Korean won (approximately $140.7 million). Prior to the completion of the Semiconductor IPO, SunEdison contributed this approximate 35% interest in SMP to SSL. As a result, on a consolidated basis, we own an approximate 85% interest in SMP, and thus SMP's results are included in our consolidated financial statements from May 28, 2014 onwards.
Capital Structure
Upon completion of the SSL IPO and the foregoing transactions, we owned ordinary shares representing 56.8% of SSL’s outstanding ordinary shares, the Samsung entities owned ordinary shares representing 23.1% of SSL’s outstanding ordinary shares and purchasers of SSL’s shares in the SSL IPO owned ordinary shares representing 20% of SSL’s outstanding ordinary shares. SSL continued to be a consolidated entity through December 31, 2014, with a noncontrolling interest reported from May 28, 2014 onwards.